Significant Accounting Policies and Judgments - Major Subsidiaries Over Which the Company Has Control (Details)	Jun. 30, 2020	Jun. 30, 2019
1769474 Alberta Ltd. (“1769474”)
Disclosure of subsidiaries [line items]
Percentage Ownership	100.00%
2105657 Alberta Inc. (“2105657”)
Disclosure of subsidiaries [line items]
Percentage Ownership	100.00%
Aurora Cannabis Enterprises Inc. (“ACE”)
Disclosure of subsidiaries [line items]
Percentage Ownership	100.00%
Aurora Deutschland GmbH (“Aurora Deutschland”)
Disclosure of subsidiaries [line items]
Percentage Ownership	100.00%
Aurora Nordic Cannabis A/S (“Aurora Nordic”)
Disclosure of subsidiaries [line items]
Percentage Ownership	51.00%	51.00%
Cannimed Therapeutics Inc. (“CanniMed”)
Disclosure of subsidiaries [line items]
Percentage Ownership	100.00%
H2 Biopharma Inc. (“H2” or “Aurora Eau”)
Disclosure of subsidiaries [line items]
Percentage Ownership	100.00%
MedReleaf Corp. (“MedReleaf”)
Disclosure of subsidiaries [line items]
Percentage Ownership	100.00%
Peloton Pharmaceuticals Inc. (“Peloton” or “Aurora Vie”)
Disclosure of subsidiaries [line items]
Percentage Ownership	100.00%
Whistler Medical marijuana Corporation (“Whistler”)
Disclosure of subsidiaries [line items]
Percentage Ownership	100.00%